Operating Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Employee Stock [Member]
Operating Expenses (Details) [Line Items]
Stock based compensation	$ 1,512,000	$ 0	$ 721,000	$ 4,313,889